Shareholders' equity (deficit) - Additional Information (Detail)		12 Months Ended
	Jun. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) shares	Jul. 01, 2020 EUR (€) € / shares shares	Dec. 31, 2019 € / shares shares	Dec. 31, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Stock issued during period, value, new issues | €	€ 500,000	€ 0.01
Number of shares outstanding | shares		62,926,816	62,908,617
Par value per share | € / shares		€ 0.01
Number of shares value outstanding | €		€ 629,000	€ 629,000	€ 629,000
Share premium | €		€ 565,192,000	€ 538,695,000
Reorganization [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares					33,093,838	33,093,838
Par value per share | $ / shares						$ 0.01
Immatics Biotechnologies GmbH [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares					1,163,625	1,163,625
Par value per share | € / shares					€ 1.00
PIPE Financing [member] | ARYA Merger [Member]
Disclosure of classes of share capital [line items]
Share premium | €				€ 327,800,000
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares				62,908,617
Par value per share | € / shares				€ 0.01